245 Summer Street

Fidelity® Investments

Boston, MA 02210

November 2, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Merrimack Street Trust (the trust): File Nos. 333-186372 and 811-22796

Fidelity AAA CLO ETF

Fidelity Corporate Bond ETF

Fidelity Investment Grade Bond ETF

Fidelity Investment Grade Securitized ETF

Fidelity Limited Term Bond ETF

Fidelity Low Duration Bond ETF

Fidelity Low Duration Bond Factor ETF

Fidelity Systematic Municipal Bond Index ETF

Fidelity Tactical Bond ETF

Fidelity Total Bond ETF

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust